AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (96.3%)	Value	(a)

	Basic Industry (0.8%)
	Paper (0.8%)
	Mercer International, Inc.
$ 975,000	5.500%, 01/15/26	$ 899,623

	Brokerage Assetmanagers Exchanges (2.9%)
	LPL Holdings, Inc.
3,375,000	4.625%, 11/15/27 144A	3,059,935

	Capital Goods (6.4%)
	Aerospace/Defense (0.9%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	944,763

	Building Materials (2.1%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,065,050

	PGT Innovations, Inc.
1,366,000	4.375%, 10/01/29 144A	1,120,531
		2,185,581

	Diversified Manufacturing (2.5%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,693,491

	Packaging (0.9%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	935,535
	Total Capital Goods	6,759,370

	Communications (5.6%)
	Cable Satellite (3.2%)
	DISH DBS Corp.
2,000,000	5.000%, 03/15/23	1,960,620

	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,397,358
		3,357,978

	Media Entertainment (2.4%)
	Nexstar Media, Inc.
2,800,000	5.625%, 07/15/27 144A	2,574,061
	Total Communications	5,932,039

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (31.5%)
	Automotive (4.9%)
	Ford Holdings LLC
$ 1,000,000	9.300%, 03/01/30	$ 1,102,900

	Ford Motor Credit Co. LLC
1,000,000	3.096%, 05/04/23	982,369

	JB Poindexter & Co., Inc.
3,350,000	7.125%, 04/15/26 144A	3,098,750
		5,184,019

	Consumer Cyclical Services (8.0%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,355,369

	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,577,125

	Cushman & Wakefield
3,100,000	6.750%, 05/15/28 144A	2,875,405

	Realogy Group LLC
2,750,000	4.875%, 06/01/23 144A	2,684,296
		8,492,195

	Gaming (8.7%)
	Caesars Entertainment, Inc.
4,100,000	6.250%, 07/01/25 144A	3,951,375

	Churchill Downs, Inc.
1,350,000	5.500%, 04/01/27 144A	1,249,209
2,000,000	4.750%, 01/15/28 144A	1,730,153

	Penn Entertainment, Inc.
500,000	5.625%, 01/15/27 144A	442,139

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	921,411

	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	867,540
		9,161,827

	Home Construction (1.0%)
	Century Communities, Inc.
1,175,000	6.750%, 06/01/27	1,097,937

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (continued)
	Leisure (3.6%)
	Live Nation Entertainment, Inc.
$ 1,475,000	4.875%, 11/01/24 144A	$ 1,426,841
1,550,000	4.750%, 10/15/27 144A	1,345,687

	Royal Caribbean Cruises Ltd.
1,000,000	10.875%, 06/01/23 144A	1,022,500
		3,795,028

	Lodging (1.1%)
	Marriott Ownership Resorts Inc.
1,450,000	4.750%, 01/15/28	1,209,194

	Restaurants (0.8%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	866,800

	Retailers (3.4%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	1,860,375

	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	813,324
1,000,000	7.500%, 06/15/29	915,000
		3,588,699
	Total Consumer Cyclical	33,395,699

	Consumer Non-Cyclical (11.1%)
	Food and Beverage (3.5%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,068,281

	United Natural Foods, Inc.
1,925,000	6.750%, 10/15/28 144A	1,760,605

	US Foods, Inc.
1,000,000	4.750%, 02/15/29 144A	856,000
		3,684,886

	Healthcare (2.8%)
	Avantor Funding, Inc.
1,000,000	4.625%, 07/15/28 144A	889,945

	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,095,786

	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	956,747
		2,942,478

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Non-Cyclical (continued)
	Pharmaceuticals (0.9%)
	Teva Pharmaceutical Finance Co. BV
$ 1,000,000	2.950%, 12/18/22	$ 991,435

	Supermarkets (3.9%)
	Albertsons Companies, Inc./Safeway, Inc.
1,325,000	4.625%, 01/15/27 144A	1,184,313
1,300,000	5.875%, 02/15/28 144A	1,199,250

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,720,290
		4,103,853
	Total Consumer Non-Cyclical	11,722,652

	Energy (9.4%)
	Independent (2.5%)
	Occidental Petroleum Corp.
2,000,000	8.500%, 07/15/27	2,140,400

	PDC Energy, Inc.
500,000	6.125%, 09/15/24	492,089
		2,632,489

	Midstream (5.9%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,100,000	5.750%, 04/01/25	1,043,812
1,000,000	8.000%, 04/01/29 144A	962,500

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,069,873

	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,125,760
		6,201,945

	Oil Field Services (1.0%)
	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,104,000
	Total Energy	9,938,434

	Finance Companies (3.4%)
	Fortress Transportation and Infrastructure Investors LLC
1,492,000	6.500%, 10/01/25 144A	1,401,603
2,250,000	9.750%, 08/01/27 144A	2,200,072
	Total Finance Companies	3,601,675

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Other Financial (1.8%)
	Credit Acceptance Corp.
$ 1,350,000	6.625%, 03/15/26	$ 1,252,125

	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	605,900
	Total Other Financial	1,858,025

	Other Industrial (2.0%)
	Tutor Perini Corp.
2,900,000	6.875%, 05/01/25 144A	2,168,987

	REITs (7.8%)
	Other REITs (7.8%)
	iStar, Inc.
3,000,000	5.500%, 02/15/26	3,018,930

	RHP Hotel Properties LP/RHP Finance Corp.
1,000,000	4.750%, 10/15/27	870,000

	Rithm Capital Corp.
1,875,000	6.250%, 10/15/25 144A	1,587,840

	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,073,875

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,727,496
	Total REITs	8,278,141

	Technology (9.2%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	636,420

	Camelot Finance SA
1,000,000	4.500%, 11/01/26 144A	904,810

	CDW LLC/CDW Finance Corp.
825,000	4.250%, 04/01/28	734,250

	Coherent Corp.
1,000,000	5.000%, 12/15/29 144A	827,200

	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	847,820

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Technology (continued)
	Gartner, Inc.
$ 1,000,000	4.500%, 07/01/28 144A	$ 894,200

	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	828,462
875,000	5.250%, 03/15/28 144A	767,489

	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	797,891

	SS&C Technologies, Inc.
1,825,000	5.500%, 09/30/27 144A	1,664,754

	Unisys Corp.
1,100,000	6.875%, 11/01/27 144A	858,485
	Total Technology	9,761,781

	Transportation (4.4%)
	Railroads (3.1%)
	Watco Companies LLC
3,550,000	6.500%, 06/15/27 144A	3,231,049

	Transportation Services (1.3%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,420,172
	Total Transportation	4,651,221
	Total Corporate Bonds (cost $114,185,085)	102,027,582

Shares	Short-Term Investment (2.1%)
2,242,831	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 2.85%* (cost $2,242,831)		2,242,831

	Total Investments (cost $116,427,916 - note b)	98.4%	104,270,413
	Other assets less liabilities	1.6	1,676,289
	Net Assets	100.0%	$ 105,946,702

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	0.9%
Automotive	5.1
Broker Assetmanagers Exchanges	3.0
Building Materials	2.1
Cable Satellite	3.3
Consumer Cyclical Services	8.3
Diversified Manufacturing	2.6
Finance Companies	3.5
Food and Beverage	3.6
Gaming	9.0
Healthcare	2.9
Home Construction	1.1
Independent	2.6
Leisure	3.7
Lodging	1.2
Media Entertainment	2.5
Midstream	6.1
Oil Field Services	1.1
Other Financial	1.8
Other Industrial	2.1
Other REITs	8.1
Packaging	0.9
Paper	0.9
Pharmaceuticals	1.0
Railroads	3.2
Restaurants	0.9
Retailers	3.5
Supermarkets	4.0
Technology	9.6
Transportation Services	1.4
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2022 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $117,097,816 amounted to $12,827,403, which consisted of aggregate gross unrealized appreciation of $14,104 and aggregate gross unrealized depreciation of $12,841,507.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$2,242,831
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	102,027,582
Level 3 – Significant Unobservable Inputs	—
Total	$104,270,413
+See schedule of investments for a detailed listing of securities.